Inventories and Ore on Leach Pads (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory

The following table provides the components of Inventories and the estimated recoverable gold ounces therein (dollars in thousands):

	March 31, 2022		December 31, 2021
	Amount	Gold Ounces	Amount	Gold Ounces
Inventories:
Materials and supplies	$4,158	—	$4,376	—
Merrill-Crowe process plant	—	—	11	6
Carbon-in-column	6,028	3,174	3,493	2,044
Finished goods (doré and off-site carbon)	948	695	3,189	1,799
Total	$11,134	3,869	$11,069	3,849

The following table provides the components of Inventories and the estimated recoverable gold ounces therein (dollars in thousands):

	December 31, 2021		December 30, 2020
	Amount	Gold Ounces	Amount	Gold Ounces
Inventories, current:
Materials and supplies	$4,376	—	$6,449	—
Merrill-Crowe process plant	11	6	4,810	2,587
Carbon-in-column	3,493	2,044	299	166
Finished goods (doré and off-site carbon)	3,189	1,799	1,309	710
Inventories, non-current:
Stockpiles(1)	—	—	—	—
Total	$11,069	3,849	$12,867	3,463
(1)

During 2021, the Company began stockpiling sulfide ore. The Company intends to use the stockpiles for testing or for future processing through a mill and subsequent oxidation process. As of December 31, 2021, stockpiles had a value of $Nil as the Company did not have established proven and probable mineral reserves.

Schedule of inventory, Ore on leach pads

The following table summarizes Ore on leach pads and the estimated recoverable gold ounces therein (dollars in thousands):

	March 31, 2022		December 31, 2021
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads	$3,680	2,693	$10,106	7,130
Total	$3,680	2,693	$10,106	7,130

The following table summarizes Ore on leach pads and the estimated recoverable gold ounces therein (dollars in thousands):

	December 31, 2021		December 31, 2020
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads, current	$10,106	7,130	$38,041	21,869
Ore on leach pads, non-current	—	—	7,243	4,164
Total	$10,106	7,130	$45,284	26,033